Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Risk Management [Abstract]
Schedule of Analysis of Capital Sufficiency (Basel Ratio)

Capital is managed by the Group and aims to ensure that the analysis of capital sufficiency (Basel ratio) is performed in an independent and technical manner, considering existing risks and those included in strategic planning.

Consolidated (1)	12/31/2025	12/31/2024
Reference Equity (PR) - (a)	1,296,697	1,077,498
Level I	1,022,245	833,550
Principal capital	586,070	613,508
Supplementary capital	436,175	220,042
Level II	274,452	243,948
Subordinated Financial Bills Eligible for Capital	274,452	243,948
Total risk-weighted exposure - (b)	5,741,744	5,992,233
Credit risk	3,511,133	3,812,736
Market risk	1,670,339	1,750,868
Operating risk	560,272	428,629
Basel Ratio (2) - (a/b)	22.6%	17.9%
Tier I Capital	17.8%	13.9%
Tier II Capital	4.8%	4.0%

(1)	The information pertains to BR Partners Banco de Investimento S.A., which follows the Central Bank of Brazil’s regulations for calculating the capital ratio.
(2)	BR Partners Banco de Investimento S.A. is subject to the new regulations established by CMN Resolution 4966/21 of the National Monetary Council (CMN) and BCB Resolution 352/23 of the Brazilian Central Bank. These resolutions establish new accounting concepts and criteria applicable to financial instruments, which must be observed by financial institutions and other institutions authorized to operate by the Brazilian Central Bank (BACEN). The estimated impacts of the new BACEN resolutions, which is effective since January 1, 2025, are approximately a reduction of R$ 4 million in Reference Equity, with an estimated reduction of 0.07 percentage points on the Basel Ratio.

Schedule of Presentation of Values at Risk - Trading Portfolio

Presentation of Values at Risk – Trading Portfolio

	Closing
(R$ amounts in thousands)	12/31/2025	12/31/2024

- Interest rate	316	177
- Price index/inflation rate	668	541
- Foreign exchange	106	113
- Other	44	180
Non-correlated Trading Portfolio	1,134	1,011
Correlated Trading Portfolio	891	696

Schedule of BRL Interest Rate
	12/31/2025			12/31/2024
Portfolio	Scenario 1	Scenario 2	Scenario 3	Scenario 1	Scenario 2	Scenario 3
Banking	349	1,658	2,112	2,925	13,888	17,690
Total	349	1,658	2,112	2,925	13,888	17,690
	12/31/2025			12/31/2024
Portfolio	Scenario 1	Scenario 2	Scenario 3	Scenario 1	Scenario 2	Scenario 3
Banking	4,572	12,885	18,828	4,444	12,527	18,304
Total	4,572	12,885	18,828	4,444	12,527	18,304

Schedule of Financial Asset Presents a Significant Deterioration in the Level of Credit Risk

Analysis of stages:

	12/31/2025
	Stage 1	Impairment	Stage 2	Stage 3	Impairment	Total
Loan operations	185,275	(317)	-	-	-	184,958
Certificates of real estate receivables	901,555	(2,762)	-	18,800	(14,312)	903,281
Certificates of agribusiness receivables	41,579	(807)	-	-	-	40,772
Investment fund quotas	1,936,305	(13,020)	-	-	-	1,923,285
Debentures	328,969	(2,624)	-	-	-	326,345
Commercial notes	115,581	(509)	-	-	-	115,072
Other receivables	-	-	-	14,777	(14,777)	-
Total	3,509,264	(20,039)	-	33,577	(29,089)	3,493,713

	12/31/2024
	Stage 1	Impairment	Stage 2	Stage 3	Impairment	Total
Loan operations	347,283	(760)	-	-	-	346,523
Certificates of real estate receivables	864,587	(6,605)	-	-	-	857,982
Certificates of agribusiness receivables	30,257	(246)	-	-	-	30,011
Investment fund quotas	1,322,402	(6,313)	-	-	-	1,316,089
Debentures	77,331	(1,250)	-	-	-	76,081
Commercial notes	26,033	(130)	-	-	-	25,903
Rural Product Certificate	75,267	(502)	-	-	-	74,765
Other receivables	-	-	-	14,777	(14,777)	-
Total	2,743,160	(15,806)	-	14,777	(14,777)	2,727,354

Schedule of Contractual Maturities of Financial Liabilities

We present below the contractual maturities of financial liabilities. These amounts are gross and include accrual of contractual interest.

		Consolidated - Contractual cash flows
	Total amount on 12/31/2025	≤03 months	03−12 months	01−03 years	>03 years	Total contractual cash flows
Financial assets
- Cash and cash equivalents	137,792	137,792	-	-	-	137,792
- Financial assets at fair value through profit or loss	11,712,650	10,142,132	84,251	743,436	1,469,910	12,439,729
- Financial assets at fair value through other comprehensive income	3,308,755	235,308	83,211	627,340	8,310,745	9,256,604
- Financial asset at amortized cost	1,124,190	939,231	-	226,503	-	1,165,734
Derivative financial instruments
- Swap	869,232	43,462	147,770	121,693	1,521,158	1,834,083
- NDF	32,552	12,695	16,276	2,279	-	31,250
- Options	106,239	-	39,308	95,615	-	134,923
- Futures	15,326	7,203	8,123	613	-	15,939
Total	17,306,736	11,517,823	378,939	1,817,479	11,301,813	25,016,054
Financial liabilities
- Financial liabilities at fair value through profit or loss	33,222	33,222	-	-	-	33,222
Amortized cost
- Suppliers	11,243	11,243	-	-	-	11,243
- Client deposits	1,637,964	458,630	720,704	638,806	16,380	1,834,520
- Debt issued and others	3,703,658	163,375	1,306,993	1,568,392	3,278,023	6,316,783
- Repurchase agreements	9,938,917	9,938,917	-	-	-	9,938,917
- Other financial liabilities	749,095	749,095	-	-	-	749,095
- Lease liabilities	32,568	1,850	3,699	20,346	20,962	46,857
Derivatives
- Swap	264,236	13,212	44,920	36,993	462,413	557,538
- NDF	46,317	18,063	23,159	3,242	-	44,464
- Options	4,522	-	1,673	4,070	-	5,743
- Futures	29,376	13,807	15,569	1,175	-	30,551
Total	16,451,118	11,401,414	2,116,717	2,273,024	3,777,778	19,568,933

		Consolidated - Contractual cash flows
	Total amount on 12/31/2024	≤03 months	03−12 months	01−03 years	>03 years	Total contractual cash flows
Financial assets
- Cash and cash equivalents	575,235	575,235	-	-	-	575,235
- Financial assets at fair value through profit or loss	9,273,217	8,068,272	275,465	235,103	1,635,851	10,214,691
- Financial assets at fair value through other comprehensive income	2,379,657	-	36,286	238,954	6,382,881	6,658,121
- Financial asset at amortized cost	1,576,438	1,229,914	-	-	784,705	2,014,619
Derivative financial instruments
- Swap	834,743	8,347	16,695	258,770	2,120,248	2,404,060
- NDF	196,358	159,050	31,417	9,818	-	200,285
- Options	18,817	10,726	8,844	-	-	19,570
- Futures	21,272	18,719	2,553	638	-	21,910
Total	14,875,737	10,070,263	371,260	743,283	10,923,685	22,108,491
Financial liabilities
- Suppliers	16,022	16,022	-	-	-	16,022
- Client deposits	2,627,471	630,593	1,261,186	1,103,538	26,275	3,021,592
- Debt issued and others	1,841,558	9,435	19,689	1,703,098	3,734,238	5,466,460
- Repurchase agreements	8,056,208	8,056,208	-	-	-	8,056,208
- Other financial liabilities	1,139,273	1,139,273	-	-	-	1,139,273
- Lease liabilities	29,441	1,662	6,466	17,758	19,732	45,618
Derivatives
- Swap	170,417	1,704	3,408	52,829	432,860	490,801
- NDF	107,118	86,766	17,139	5,355	-	109,260
- Options	17,837	10,167	8,383	-	-	18,550
- Futures	21,943	19,310	2,633	658	-	22,601
Total	14,027,288	9,971,140	1,318,904	2,883,236	4,213,105	18,386,385

Schedule of Exposure to Foreign Exchange Risk

A summary of the Group’s exposure to foreign exchange risk, is presented below.

	12/31/2025
	R$ (Real)	US$ (Dollar)	€ (Euro)	¥ (Yen)
Foreign exchange exposure	(39,047)	34,369	4,678	-
Derivatives
Swap	3,695	(3,695)	-	-
NDF	622,499	(520,777)	-	(101,722)
Options	(38,632)	38,632	-	-
Futures	(552,444)	453,096	(1,618)	100,966
Total	(3,929)	1,625	3,060	(756)

	12/31/2024
	R$ (Real)	US$ (Dollar)	€ (Euro)	¥ (Yen)
Foreign exchange exposure	(70,271)	62,629	7,642	-
Derivatives
Swap	50,905	(50,905)	-	-
NDF	(130,264)	144,805	-	(14,541)
Options	(19,671)	19,671	-	-
Futures	168,154	(178,357)	(4,017)	14,220
Total	(1,147)	(2,157)	3,625	(321)